Statement of Cash Flows Specifications	12 Months Ended
Dec. 31, 2025
Statement of Cash Flows specifications [Abstract]
Statement of Cash Flows Specifications	Note 19
Statement of Cash Flows Specifications

EUR'000	Note	2025	2024	2023
Adjustments of non-cash items
Depreciation and amortisation	12 , 13 , 14	107,520	56,595	23,048
Impairment of fixed assets	13	—	—	5,000
Non-cash disposals of property, plant and equipment and intangible assets	12 , 13	1	183	—
Other operating income and expenses, net	5	—	—	(137)
Finance income	9	(1,714)	(3,294)	—
Interest expenses	9	15,993	428	1,898
Finance costs	9	(725)	2,589	—
Income tax expense		7,680	2,401	—
Fair value change of derivative instruments through profit or loss	9	630	(427)	766
Items recycled	25	947	—	—
Share-based payment expenses		2,071	1,662	1,134
Total adjustments of non-cash items		132,403	60,137	31,709

Changes in working capital	Note	2025	2024	2023
Inventories		(2,501)	788	(1,140)
Trade receivables, contract assets, prepayments and other receivables		(133,704)	(62,706)	28,541
Trade and other payables		8,126	380	(16,087)
Provisions		(841)	(6,059)	—
Receivables from related parties		—	414	—
Payables to related parties		49	51	73
Deferred revenue		112,280	33,482	8,787
Net change in working capital		(16,591)	(33,650)	20,174